Schedule of Investments
September 30, 2024 (unaudited)
AmericaFirst Risk-On Risk-Off Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.20%

Aerospace and Defense - 4.60%
Intuitive Machines, Inc.	11,500	92,575
RTX Corp.	979	118,616

		211,191

Banks - 1.91%
Nu Holdings Ltd. (2)	6,417	87,592

Biotechnology - 9.04%
Aldeyra Therapeutics, Inc.	32,000	172,480
Monte Rosa Therapeutics, Inc.	17,487	92,681
TG Therapeutics, Inc.	6,403	149,766

		414,927

Drawing And Insulating Nonferrous Wire - 3.13%
Corning, Inc.	3,182	143,667

Drilling Oil & Gas Wells - 2.22%
Transocean Ltd.	24,000	102,000

Electric Services - 1.56%
NextEra Energy, Inc.	845	71,428

Electrical Equipment - 3.99%
Vertiv Holdings Co.	1,841	183,161

Electronic Computers - 3.04%
Apple, Inc.	598	139,334

Gold & Silver Ores - 2.46%
Wheaton Precious Metals Corp.	1,850	112,998

Hospital & Medical Service Plans - 2.41%
UnitedHealth Group, Inc.	189	110,505

Interactive Media Services - 4.09%
Alphabet, Inc. Class A	387	64,184
Meta Platforms Inc. Class A	216	123,647

		187,831

Metal Mining - 1.09%
Freeport-Mcmoran, Inc.	1,000	49,920

Metals & Mining - 5.15%
B2gold Corp.	40,000	123,200
Newmont Corp.	2,116	113,100

		236,300

Misc Industrial & Commercial Machinery & Equipment - 2.02%
Eaton Corp. plc	280	92,803

Motor Vehicles & Passenger Car Bodies - 1.38%
Ford Motor Co.	6,000	63,360

Network Equipment - 3.32%
Arista Networks, Inc.	397	152,377

Oil & Gas Equipment & Services - 2.72%
Baker Hughes Co. Class A	3,452	124,790

Pharmaceuticals - 3.84%
Bristol-Myers Squibb Co.	1,810	93,649
Eli Lilly & Co.	93	82,392

		176,042

Primary Production Of Aluminum - 2.66%
Alcoa Corp.	3,163	122,029

Retail Catalog & Mail-Order Houses - 2.25%
Amazon.com, Inc. (2)	554	103,227

Retail-Department Stores - 1.06%
Kohl's Corp.	2,300	48,530

Retail-Lumber & Other Building Materials Dealers - 2.50%
The Home Depot, Inc.	283	114,672

Semiconductors - 7.06%
Arm Holdings plc	754	107,830
NVIDIA Corp.	1,780	216,163

		323,993

Semiconductors & Related Devices - 8.14%
Broadcom, Inc.	962	165,945
Micron Technology, Inc.	2,000	207,420

		373,365

Services-Computer Processing & Data Preparation - 1.14%
Kyndryl Holdings, Inc.	2,281	52,417

Services-Homes Building and Financial Services - 2.08%
Kyndryl Holdings, Inc.	2,633	95,341

Software - 6.81%
Microsoft Corp.	321	138,126
Oracle Corp.	1,022	174,149

		312,275

Technology Hardware & Equipment - 2.52%
Dell Technologies, Inc.	975	115,577

Total Common Stock	(Cost $ 3,930,010)	4,321,650

Exchange-Traded Funds - 1.21%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 5.37% (4)	1,500	55,395

Total Exchange-Traded Funds	(Cost $ 56,221)	55,395

Money Market Registered Companies - 4.43%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 4.90% (4)	203,119	203,119

Total Money Market Registered Investment Companies	(Cost $ 203,119)	203,119

Total Investments - 99.84%	(Cost $ 4,189,351)	4,580,164

Other Assets Less Liabilities - 0.16%		7,468

Total Net Assets - 100.00%		4,587,632

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$4,580,164	$0
Level 2 - Other Significant Observable Inputs	$0	$0
Level 3 - Significant Unobservable Inputs	$0	$0
Total	$4,580,164	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at September 30, 2024.